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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                                     -------
                                      REAL
                                     ESTATE
                                     SHARES

                                     ANNUAL
                                     REPORT

                                    12/31/04

                                 [LOGO] PIONEER
                                        Investments(R)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Performance Update                                                             3

Comparing Ongoing Fund Expenses                                                7

Portfolio Management Discussion                                                9

Schedule of Investments                                                       12

Financial Statements                                                          15

Notes to Financial Statements                                                 23

Report of Independent Registered Public Accounting Firm                       30

Summary of Special Shareholder Meeting                                        31

Trustees, Officers and Service Providers                                      33

Programs and Services for Pioneer Shareowners                                 40

Retirement Plans from Pioneer                                                 42

The Pioneer Family of Funds                                                   44

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

DEAR SHAREOWNER,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

NEW INVESTMENT CHOICES

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,


/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

ANY INFORMATION IN THIS SHAREHOLDER REPORT REGARDING MARKET OR ECONOMIC TRENDS OR THE FACTORS INFLUENCING THE FUND'S HISTORICAL OR FUTURE PERFORMANCE ARE STATEMENTS OF THE OPINION OF FUND MANAGEMENT AS OF THE DATE OF THIS REPORT. THESE STATEMENTS SHOULD NOT BE RELIED UPON FOR ANY OTHER PURPOSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks           95.6%
Temporary Cash Investments    4.4%

SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Apartment                 20.1%
Office                    18.8%
Regional Mall             13.4%
Industrial                13.2%
Shopping Center           11.7%
Hotel                     10.2%
Diversified                7.7%
Storage                    4.0%
Manufactured Homes         0.4%
Health Care                0.4%
Cash & Cash Equivalents    0.1%

10 LARGEST HOLDINGS
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1. Simon DeBartolo Group, Inc.   6.62%   6.  ProLogis Trust                4.15%
2. Boston Properties, Inc.       5.11    7.  Archstone Communities Trust   4.05
3. AvalonBay Communities, Inc.   4.88    8.  Liberty Property Trust        3.70
4. Equity Residential Property   4.42    9.  Host Marriott Corp.           3.51
   Trust
5. Catellus Development Corp.    4.18    10. Developers Diversifies        3.44
                                             Realty Corp.

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE   12/31/04     12/31/03
                            $ 24.52      $ 19.55

                            NET
DISTRIBUTIONS PER SHARE     INVESTMENT   SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)         INCOME       CAPITAL GAINS   CAPITAL GAINS
                            $ 0.4009     $ 0.2533        $ 1.0807

INVESTMENT RETURNS
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Wilshire Real Estate Securities Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

           NET ASSET   PUBLIC OFFERING
PERIOD       VALUE       PRICE (POP)
10 Years     13.77%         13.08%
5 Years      21.02          19.60
1 Year       35.26          27.50

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Pioneer Real Estate   Wilshire Real Estate
                     Shares       Securities Index
12/94                  9425                  10000
                      10570                  11365
12/96                 14423                  25555
                      17270                  18635
12/98                 13855                  15388
                      13203                  14897
12/00                 17072                  19476
                      18347                  21512
12/02                 19009                  22066
                      25334                  30247
12/04                 34267                  40795

CALL 1-800-225-6292 OR VISIT WWW.PIONEERFUNDS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

POP RETURNS REFLECT DEDUCTION OF MAXIMUM 5.75% SALES CHARGE. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS. CERTAIN FEE WAIVERS ARE CONTRACTUAL THROUGH A SPECIFIED PERIOD. OTHERWISE, FEE WAIVERS CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR MORE INFORMATION.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparisons begin 10/31/93. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                            $ 24.32    $ 19.40

                          NET
DISTRIBUTIONS PER SHARE   INVESTMENT   SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       INCOME       CAPITAL GAINS   CAPITAL GAINS
                          $ 0.2229     $ 0.2533        $ 1.0807

INVESTMENT RETURNS
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

                 IF       IF
PERIOD          HELD   REDEEMED
Life-of-Fund
(1/31/96)      13.16%   13.16%
5 Years        20.08    20.08
1 Year         34.20    30.20

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Pioneer Real Estate   Wilshire Real Estate
                     Shares       Securities Index
1/96                 10,000                 10,000
                     13,481                 13,501
                     16,023                 16,174
12/98                12,761                 13,356
                     12,065                 12,930
12/00                15,504                 16,904
                     16,499                 18,671
12/02                16,968                 19,152
                     22,448                 26,253
12/04                30,124                 35,408

CALL 1-800-225-6292 OR VISIT WWW.PIONEERFUNDS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

"IF REDEEMED" RETURNS REFLECT THE DEDUCTION OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC). EFFECTIVE DECEMBER 1, 2004, THE PERIOD DURING WHICH A CDSC IS APPLIED TO WITHDRAWALS WAS SHORTENED TO 5 YEARS. THE MAXIMUM CDSC FOR CLASS B SHARES CONTINUES TO BE 4%. FOR MORE COMPLETE INFORMATION, PLEASE SEE THE PROSPECTUS FOR DETAILS. NOTE: SHARES PURCHASED PRIOR TO DECEMBER 1, 2004 REMAIN SUBJECT TO THE CDSC IN EFFECT AT THE TIME YOU PURCHASED THOSE SHARES. FOR PERFORMANCE INFORMATION FOR SHARES PURCHASED PRIOR TO DECEMBER 1, 2004, PLEASE VISIT WWW.PIONEERFUNDS.COM/BSHARES.

ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS. CERTAIN FEE WAIVERS ARE CONTRACTUAL THROUGH A SPECIFIED PERIOD. OTHERWISE, FEE WAIVERS CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR MORE INFORMATION.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                            $ 24.35    $ 19.42

                          NET
DISTRIBUTIONS PER SHARE   INVESTMENT   SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       INCOME       CAPITAL GAINS   CAPITAL GAINS
                          $ 0.2332     $ 0.2533        $ 1.0807

INVESTMENT RETURNS
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

                 IF       IF
PERIOD          HELD   REDEEMED
Life-of-Fund
(1/31/96)      13.19%   13.19%
5 Years        20.13    20.13
1 Year         34.27    34.27

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Pioneer Real Estate   Wilshire Real Estate
                     Shares       Securities Index
1/96                 10,000                 10,000
                     13,476                 13,501
                     16,019                 16,174
12/98                12,754                 13,356
                     12,064                 12,930
12/00                15,493                 16,904
                     16,520                 18,671
12/02                16,981                 19,152
                     22,475                 26,253
12/04                30,178                 35,408

CALL 1-800-225-6292 OR VISIT WWW.PIONEERFUNDS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CLASS C SHARES HELD FOR LESS THAN ONE YEAR ARE ALSO SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC). THE PERFORMANCE OF CLASS C SHARES DOES NOT REFLECT THE 1% FRONT-END SALES CHARGE IN EFFECT PRIOR TO FEBRUARY 1, 2004. IF YOU PAID A 1% SALES CHARGE, YOUR RETURNS WOULD BE LOWER THAN THOSE SHOWN ABOVE. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS. CERTAIN FEE WAIVERS ARE CONTRACTUAL THROUGH A SPECIFIED PERIOD. OTHERWISE, FEE WAIVERS CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR MORE INFORMATION.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                            $ 24.49    $ 19.53

                          NET
DISTRIBUTIONS PER SHARE   INVESTMENT   SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       INCOME       CAPITAL GAINS   CAPITAL GAINS
                          $ 0.5188     $ 0.2533        $ 1.0807

INVESTMENT RETURNS
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

             IF       IF
PERIOD      HELD   REDEEMED
10 Years   14.25%   14.25%
5 Year     21.69    21.69
1 Year     35.97    35.97

[THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

        Pioneer Real Estate   Wilshire Real Estate
                     Shares       Securities Index
12/94                10,000                 10,000
                     11,211                 11,365
12/96                15,298                 15,555
                     18,317                 18,635
12/98                14,808                 15,388
                     14,202                 14,897
12/00                18,461                 19,476
                     19,938                 21,512
12/02                20,778                 22,066
                     27,875                 30,247
12/04                37,901                 40,795

CALL 1-800-225-6292 OR VISIT WWW.PIONEERFUNDS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE FOR PERIODS PRIOR TO THE INCEPTION OF CLASS Y SHARES REFLECTS THE NAV PERFORMANCE OF THE FUND'S CLASS A SHARES. THE PERFORMANCE DOES NOT REFLECT DIFFERENCES IN EXPENSES, INCLUDING THE RULE 12B-1 FEES APPLICABLE TO CLASS A SHARES. SINCE FEES FOR CLASS A SHARES ARE GENERALLY HIGHER THAN THOSE OF CLASS Y SHARES, THE PERFORMANCE SHOWN FOR Y SHARES PRIOR TO THEIR INCEPTION WOULD HAVE BEEN HIGHER. CLASS A SHARES ARE USED AS A PROXY FROM 10/25/93 TO 4/9/98. CLASS Y SHARES ARE NOT SUBJECT TO SALES CHARGES AND ARE AVAILABLE FOR LIMITED GROUPS OF ELIGIBLE INVESTORS, INCLUDING INSTITUTIONAL INVESTORS. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS, AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS. CERTAIN FEE WAIVERS ARE CONTRACTUAL THROUGH A SPECIFIED PERIOD. OTHERWISE, FEE WAIVERS CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR MORE INFORMATION.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparisons begin 4/30/98. The Wilshire Real Estate Securities Index is a market capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

USING THE TABLES

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

EXPENSES PAID ON A $1,000 INVESTMENT IN PIONEER REAL ESTATE SHARES

Based on actual returns from July 1, 2004 through December 31, 2004

SHARE CLASS                         A            B            C            Y
----------------------------   ----------   ----------   ----------   ----------
Beginning Account Value        $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
On 7/1/04

Ending Account Value           $ 1,157.19   $ 1,257.97   $ 1,258.15   $ 1,266.01
On 12/31/04

Expenses Paid During Period*   $     8.18   $    13.18   $    12.91   $     5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, 2.32%, 2.27% and 0.99%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (CONTINUED)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLES ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS ONLY AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES (LOADS). THEREFORE, THE TABLE BELOW IS USEFUL IN COMPARING ONGOING COSTS ONLY AND WILL NOT HELP YOU DETERMINE THE RELATIVE TOTAL COSTS OF OWNING DIFFERENT FUNDS. IN ADDITION, IF THESE TRANSACTION COSTS WERE INCLUDED, YOUR COSTS WOULD HAVE BEEN HIGHER.

EXPENSES PAID ON A $1,000 INVESTMENT IN PIONEER REAL ESTATE SHARES

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

SHARE CLASS                         A            B            C            Y
----------------------------   ----------   ----------   ----------   ----------
Beginning Account Value        $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
On 7/1/04

Ending Account Value           $ 1,017.29   $ 1,013.22   $ 1,013.37   $ 1,020.06
On 12/31/04

Expenses Paid During Period*   $     7.65   $    11.75   $    11.51   $     5.00

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, 2.32%, 2.27% and 0.99%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

For the fifth year in a row, real estate stocks achieved positive returns and outperformed the broader market indices. Performance by property type was universally strong. As Matthew Troxell of AEW Capital Management, L.P. (the Fund's subadvisor) explains in the following interview, it will fall to astute stock selection to identify the real estate investments most likely to continue this momentum into the New Year after such a rewarding multi-year rally.

Q:   WHAT CONTRIBUTED TO SUCH FAVORABLE RETURNS IN THE REAL ESTATE MARKET?

A: We think three factors contributed to the success of real estate in 2004. First, real estate investments have taken on greater appeal as the sector has matured over the last 20 years. Improved transparency and corporate reporting are helping investors follow this market with greater ease. Secondly, following the implosion of technology stocks in the late 1990s, investors gained a renewed understanding of the benefits of diversification to reduce risk. Real estate stocks as an asset class benefited from the increased demand. Finally, given the historically low interest rates we've seen in recent years, income-seeking baby boomers and retirees have turned to the real estate market in increasing numbers as its ability to generate income and modest growth over time have become more widely understood.

Q:   HOW DID THE FUND PERFORM DURING FISCAL 2004?

A: For the 12 months ended December 31, 2004, the Fund's Class A shares rose 35.26%, at net asset value. The Fund's performance slightly surpassed the Wilshire Real Estate Securities Index, which increased 34.81% for the same period. The Fund's performance also surpassed the 32.05% average return of the 212 real estate funds tracked by Lipper Inc. (Lipper Inc. is an independent firm that measures mutual fund performance.)

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   WHAT INVESTMENTS CONTRIBUTED TO PERFORMANCE?

A: Due to effective securities selection, the Fund's investments in regional mall, office, apartment and hotel investments were

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (CONTINUED)
--------------------------------------------------------------------------------

     particularly rewarding. Strong operating fundamentals at the property level and healthy consumer spending patterns boosted returns of regional mall real estate investment trusts (REITs). One of the Fund's largest holdings, Simon DeBartolo Group, performed strongly in the last quarter of the fiscal year. As we mentioned in our last report, that REIT announced the acquisition of Chelsea property Group (also held by the Fund) during the first half of the fiscal year. Initially, investors reacted negatively. But we viewed the proposed merger very positively because we thought Chelsea Property Group, which owns factory outlet shopping centers in Japan as well as in the United States, would add international diversity and a new avenue of growth to Simon. Each company's board of directors and Chelsea's shareholders approved the definitive merger agreement, and the company's stock rallied nicely.

     While the outlook for the office sector is improving as a result of positive job growth, it takes longer for the improvements to manifest themselves at the property owner level. (Tenants must first use their existing empty space before seeking new office space.) While we remain cautiously optimistic about this sector, Boston Properties exemplifies the kind of resilient, well-managed office REITs that has weathered the office downturn better than many of its counterparts. Boston Properties holds a portfolio of high-quality buildings concentrated in four markets with high barriers to entry - San Francisco, Boston, Midtown Manhattan and Washington D.C. This office REIT returned 42.5% for 2004, well ahead of the index (34.81%).

     A sector of the real estate market that recovered well in 2004 was apartments. AvalonBay Communities, which we'd chosen to emphasize for much of the year, was one of the Fund's best performing stocks for this reporting period. Like the office sector, multi-family housing is benefiting from positive job growth, which helps increase demand for apartments. In addition, job growth is favorable for household formations, especially young adults renting for the first time. Finally, we're seeing tremendous demand for the conversion of apartments to condominiums in a number of markets, including southeast Florida and southern California, where the price of owning a home is prohibitive for many people. In sum, increased demand is improving fundamentals while condo conversion demand provides support for asset prices - an ideal scenario that creates a natural price support.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------

     Lastly, in the lodging sector, our selection of hotels did well, but it was the presence of Starwood Hotels and Resorts that dramatically impacted performance with its 64.7% return for 2004. That hotel, like many in its universe, saw great improvement in occupancy rates -- resulting in a greater number of rooms being rented in 2004 than 2003. Much of the improvement was due to the ability of management to increase room rates, which is a more powerful driver of profitability than occupancy rates. The degree to which hotels were able to raise room rates was a surprising and welcome development in what came to be a very rewarding year.

Q:   ANY STOCKS PROVE TO BE DISAPPOINTING?

A: The fundamentals for all property types improved during 2004, including industrial stocks. However, despite their positive performance, the sector proved to be a detractor for performance relatively speaking, since the group underperformed the index. Given their returns, our decision to carry a slightly greater-than-benchmark weighting didn't help. The Fund's investments in Liberty Property Trust, an office and industrial REIT, lagged the market. Investors became worried about the delay in construction due to management's decision to find an anchor tenant before building a new office tower in downtown Philadelphia. When Comcast signed on as a tenant, the stock began to recover. We remain confident that the management at Liberty has a good understanding of their business and retains strong assets.

Q:   WHAT IS YOUR OUTLOOK?

A: With the underlying fundamentals improving, real estate stocks appear poised to continue strengthening. However, after such impressive performance during the past five years, we would not be surprised to see a moderating of performance returns in 2005. As the proverbial tide lifts all boats, blurring the line between losers and winners, we expect to take a more cautious approach knowing that astute securities selection will be even more important in the new fiscal year.

     ANY INFORMATION IN THIS SHAREHOLDER REPORT REGARDING MARKET OR ECONOMIC TRENDS OR THE FACTORS INFLUENCING THE FUND'S HISTORICAL OR FUTURE PERFORMANCE ARE STATEMENTS OF THE OPINION OF FUND MANAGEMENT AS OF THE DATE OF THIS REPORT. THESE STATEMENTS SHOULD NOT BE RELIED UPON FOR ANY OTHER PURPOSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

   SHARES                                                           VALUE

              COMMON STOCKS - 96.9%
              HOTELS, RESTAURANTS & LEISURE - 5.5%
              HOTELS, RESORTS & CRUISE LINES - 5.5%
    160,000   Hilton Hotels Corp.                               $   3,638,400
     93,000   Starwood Hotels & Resorts                             5,431,200
                                                                -------------
                                                                $   9,069,600
                                                                -------------
              TOTAL HOTELS, RESTAURANTS & LEISURE               $   9,069,600
                                                                -------------
              DIVERSIFIED FINANCIALS - 3.2%
              DIVERSIFIED FINANCIAL SERVICES - 3.2%
    141,200   Brookfield Properties Corp. (b)                   $   5,280,880
                                                                -------------
              TOTAL DIVERSIFIED FINANCIALS                      $   5,280,880
                                                                -------------
              REAL ESTATE - 88.2%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.5%
    217,000   Catellus Development Corp.                        $   6,640,200
     45,500   Kite Realty Group Trust                                 695,240
                                                                -------------
                                                                $   7,335,440
                                                                -------------
              REAL ESTATE INVESTMENT TRUSTS - 83.7%
     73,400   AMB Property Corp.                                $   2,964,626
     62,000   Apartment Investment & Management Co.                 2,389,480
    168,000   Archstone Communities Trust                           6,434,400
     70,000   Arden Realty Group, Inc.                              2,640,400
    103,000   AvalonBay Communities, Inc.                           7,755,900
     31,500   BioMed Property Trust, Inc.                             699,615
    125,600   Boston Properties, Inc.                               8,122,552
     73,500   Camden Property Trust                                 3,748,500
     10,400   Capital Automotive Trust                                369,460
     31,000   Carramerica Realty Corp.                              1,023,000
     34,000   Corporate Office Properties                             997,900
    123,000   Developers Diversifies Realty Corp.                   5,457,510
     93,000   Duke Realty Investments, Inc.                         3,175,020
     18,000   Equity Lifestyle Properties, Inc.                       643,500
    140,000   Equity Office Properties Trust                        4,076,800
    194,000   Equity Residential Property Trust                     7,018,920
     20,500   First Potomac Realty Trust                              467,400
     63,000   Federal Realty Investment Trust                       3,253,950
    122,500   General Growth Properties, Inc.                       4,429,600
     15,000   Healthcare Realty Trust, Inc.                           610,500
     84,000   Highwoods Properties, Inc.                            2,326,800

12    The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------

   SHARES                                                           VALUE

              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     23,000   Hospitality Properties Trust                      $   1,058,000
    322,000   Host Marriott Corp.                                   5,570,600
     42,500   iStar Financial, Inc.                                 1,923,550
     12,000   Kilroy Realty Corp.                                     513,000
     22,200   Kimco Realty Corp.                                    1,287,378
    136,000   Liberty Property Trust                                5,875,200
     44,622   Pan Pacific Retail Properties, Inc.                   2,797,799
     70,000   Prentiss Properties Trust                             2,674,000
    152,000   ProLogis Trust                                        6,586,160
     41,500   PS Business Parks, Inc.                               1,871,650
     74,500   Public Storage, Inc.                                  4,153,375
     90,500   Regency Centers Corp.                                 5,013,700
     51,000   Shurgard Storage Centers, Inc.                        2,244,510
    162,600   Simon DeBartolo Group, Inc.                          10,515,342
     18,100   Spirit Finance Corp. * (b)                              228,965
     40,500   Strategic Hotel Capital, Inc.                           668,250
    104,100   Taubman Centers, Inc.                                 3,117,795
     51,000   The Macerich Co.                                      3,202,800
    115,900   Trizec Properties, Inc.                               2,192,828
     92,500   United Dominion Realty Trust                          2,294,000
     63,000   Vornado Realty Trust (b)                              4,796,190
                                                                -------------
                                                                $ 137,190,925
                                                                -------------
              TOTAL REAL ESTATE                                 $ 144,526,365
                                                                -------------
              TOTAL COMMON STOCKS
              (Cost $105,626,469)                               $ 158,876,845
                                                                -------------

The accompanying notes are an integral part of these financial statements.    13

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE

              TEMPORARY CASH INVESTMENTS - 4.5%
              REPURCHASE AGREEMENT - 2.8%
$ 4,600,000   UBS Warburg, Inc., 1.00%, dated 12/31/04,
              repurchase price of $4,600,000 plus accrued
              interest on 1/3/05 collateralized by $4,375,000
              U.S. Treasury Note, 6.5%, 10/15/06                $   4,600,000
                                                                -------------
   SHARES
              SECURITY LENDING COLLATERAL - 1.7%
  2,732,470   Securities Lending Investment Fund, 2.18%         $   2,732,470
                                                                -------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $7,332,470)                                 $   7,332,470
                                                                -------------
              TOTAL INVESTMENTS IN SECURITIES - 101.4%
              (Cost $112,958,939)(a)                            $ 166,209,315
                                                                -------------
              OTHER ASSETS AND LIABILITIES - (1.4)%             $ (2,330,704)
                                                                -------------
              TOTAL NET ASSETS - 100.0%                         $ 163,878,611
                                                                =============

*    Non-income producing security

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $113,868,257 was as follows:

     Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost         $  52,519,961
     Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value              (178,903)
                                                                -------------
     Net unrealized gain                                        $  52,341,058
                                                                =============

(b)  At December 31, 2004, the following securities were out on loan:

                                                                         MARKET
     SHARES                       SECURITY                               VALUE
     ------   ----------------------------------------------------   -------------
     63,700   Brookfield Properties Corp.                            $   2,382,380
     17,140   Spirit Finance Corp.*                                        216,821
        325   Vornado Realty Trust                                          24,742
                                                                     -------------
              TOTAL                                                  $   2,623,943
                                                                     =============

     Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $58,402,809 and $43,405,832, respectively.

14    The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities (including securities loaned of
      $2,623,943) (cost $112,958,939)                           $ 166,209,315
   Cash                                                                67,598
   Receivables -
      Fund shares sold                                                557,776
      Dividends, interest and foreign taxes withheld                  929,988
   Other                                                                5,399
                                                                -------------
         Total assets                                           $ 167,770,076
                                                                -------------
LIABILITIES:
   Payables -
      Investment securities purchased                           $     611,694
      Fund shares repurchased                                         228,151
      Upon return of securities loaned                              2,732,470
   Due to affiliates                                                  217,964
   Accrued expenses                                                   101,186
                                                                -------------
         Total liabilities                                      $   3,891,465
                                                                -------------
NET ASSETS:
   Paid-in capital                                              $ 111,091,706
   Undistributed net investment income                                445,847
   Accumulated net realized loss on investments                      (909,318)
   Net unrealized gain on investments                              53,250,376
                                                                -------------
         Total net assets                                       $ 163,878,611
                                                                =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $94,198,463/3,841,064 shares)              $       24.52
                                                                =============
   Class B (based on $39,833,043/1,637,835 shares)              $       24.32
                                                                =============
   Class C (based on $20,675,361/849,083 shares)                $       24.35
                                                                =============
   Class Y (based on $9,171,744/374,460 shares)                 $       24.49
                                                                =============
MAXIMUM OFFERING PRICE:
   Class A ($24.52 / 94.25%)                                    $       26.02
                                                                =============

The accompanying notes are an integral part of these financial statements.    15

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED 12/31/04

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $5,822)       $ 4,346,274
   Interest                                                       52,545
   Income from securities loaned, net                              3,560
                                                             -----------
         Total investment income                                           $  4,402,379
                                                                           ------------
EXPENSES:
   Management fees                                           $ 1,039,235
   Transfer agent fees and expenses
      Class A                                                    212,348
      Class B                                                    134,145
      Class C                                                     56,840
      Class Y                                                        247
   Distribution fees
      Class A                                                    175,657
      Class B                                                    365,791
      Class C                                                    172,062
   Administrative reimbursements                                  25,279
   Custodian fees                                                 28,142
   Registration fees                                              82,895
   Professional fees                                             103,340
   Printing expense                                               23,796
   Fees and expenses of nonaffiliated trustees                     3,927
   Miscellaneous                                                   5,572
                                                             -----------
         Total expenses                                                    $  2,429,276
                                                                            ------------
         Less fees paid indirectly                                                (2,517)
                                                                            ------------
         Net expenses                                                       $  2,426,759
                                                                            ------------
            Net investment income                                           $  1,975,620
                                                                            ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                         $ 11,634,942
   Change in net unrealized gain on investments                               26,245,811
                                                                            ------------
         Net gain on investments                                            $ 37,880,753
                                                                            ------------
         Net increase in net assets resulting from operations               $ 39,856,373
                                                                            ============

16    The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED 12/31/04 AND 12/31/03

                                                           YEAR ENDED      YEAR ENDED
                                                            12/31/04        12/31/03
FROM OPERATIONS:
Net investment income                                     $   1,975,620   $   3,308,535
Net realized gain on investments                             11,634,942       2,065,947
Change in net unrealized gain on investments                 26,245,811      21,707,312
                                                          -------------   -------------
   Net increase in net assets resulting from operations   $  39,856,373   $  27,081,794
                                                          -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.40 and $0.73 per share, respectively)      $  (1,319,119)  $  (2,136,644)
   Class B ($0.22 and $0.58 per share, respectively)           (417,097)     (1,045,629)
   Class C ($0.23 and $0.61 per share, respectively)            (95,750)       (381,771)
   Class Y ($0.52 and $0.83 per share, respectively)           (144,389)       (204,310)
Net realized gain:
   Class A ($1.34 and $0.00 per share, respectively)      $  (4,710,452)  $          --
   Class B ($1.34 and $0.00 per share, respectively)         (2,109,461)             --
   Class C ($1.34 and $0.00 per share, respectively)         (1,075,722)             --
   Class Y ($1.34 and $0.00 per share, respectively)           (425,102)             --
                                                          -------------   -------------
      Total distributions to shareowners                  $ (10,397,092)  $  (3,768,354)
                                                          -------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  61,331,263   $  51,343,766
Reinvestment of distributions                                 9,054,579       3,219,823
Cost of shares repurchased                                  (54,417,178)    (43,551,199)
                                                          -------------   -------------
   Net increase in net assets resulting from
      Fund share transactions                             $  15,968,664   $  11,012,390
                                                          -------------   -------------
   Net increase in net assets                             $  45,427,945   $  34,325,830
NET ASSETS:
Beginning of year                                           118,450,666      84,124,836
                                                          -------------   -------------
End of year (including undistributed net investment
   income of $445,847 and $243,778, respectively)         $ 163,878,611   $ 118,450,666
                                                          =============   =============

The accompanying notes are an integral part of these financial statements.    17

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (CONTINUED)
--------------------------------------------------------------------------------
FOR THE YEARS ENDED 12/31/04 AND 12/31/03

                                '04 SHARES    '04 AMOUNT     '03 SHARES    '03 AMOUNT
CLASS A
Shares sold                      1,657,338   $  35,581,231    1,558,174   $  26,765,266
Reinvestment of distributions      241,199       5,471,749      111,803       1,941,045
Less shares repurchased         (1,200,397)    (24,862,587)  (1,462,481)    (24,457,271)
                                ----------   -------------   ----------   -------------
   Net increase                    698,140   $  16,190,393      207,496   $   4,249,040
                                ==========   =============   ==========   =============
CLASS B
Shares sold                        656,972   $  13,894,429      832,016   $  14,474,777
Reinvestment of distributions       94,700       2,127,268       47,633         822,408
Less shares repurchased         (1,038,302)    (21,196,977)    (808,671)    (13,512,675)
                                ----------   -------------   ----------   -------------
   Net increase (decrease)        (286,630)  $  (5,175,280)      70,978   $   1,784,510
                                ==========   =============   ==========   =============
CLASS C
Shares sold                        420,763   $   8,861,166      559,503   $   9,703,420
Reinvestment of distributions       46,099       1,038,534       16,894         296,428
Less shares repurchased           (373,849)     (7,732,176)    (309,049)     (5,275,979)
                                ----------   -------------   ----------   -------------
   Net increase                     93,013   $   2,167,524      267,348   $   4,723,869
                                ==========   =============   ==========   =============
CLASS Y
Shares sold                        131,276   $   2,994,437       23,449   $     400,303
Reinvestment of distributions       18,292         417,028        9,254         159,942
Less shares repurchased            (30,308)       (625,438)     (17,963)       (305,274)
                                ----------   -------------   ----------   -------------
   Net increase                    119,260   $   2,786,027       14,740   $     254,971
                                ==========   =============   ==========   =============

18    The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
CLASS A                                                        12/31/04 (b)    12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $  19.55      $  15.30    $  15.38     $  15.04      $  12.18
                                                                 --------      --------    --------     --------      --------
Increase from investment operations:
   Net investment income                                             0.39          0.65        0.57         0.38          0.64
   Net realized and unrealized gain on investments                   6.31          4.33        0.00(a)      0.70          2.86
                                                                 --------      --------    --------     --------      --------
      Net increase from investment operations                    $   6.70      $   4.98    $   0.57     $   1.08      $   3.50
Distributions to shareowners:
   Net investment income                                            (0.40)        (0.73)      (0.65)       (0.74)        (0.50)
   Net realized gain                                                (1.33)           --          --           --            --
   Tax return of capital                                               --            --          --           --         (0.14)
                                                                 --------      --------    --------     --------      --------
Net increase (decrease) in net asset value                       $   4.97      $   4.25    $  (0.08)    $   0.34      $   2.86
                                                                 --------      --------    --------     --------      --------
Net asset value, end of period                                   $  24.52      $  19.55    $  15.30     $  15.38      $  15.04
                                                                 ========      ========    ========     ========      ========
Total return*                                                       35.26%        33.27%       3.58%        7.47%        29.31%
Ratio of net expenses to average net assets+                         1.56%         1.68%       1.67%        1.58%         1.65%
Ratio of net investment income to average net assets+                1.85%         3.81%       3.70%        4.31%         4.56%
Portfolio turnover rate                                                34%           36%         39%          37%           25%
Net assets, end of period (in thousands)                         $ 94,198      $ 61,455    $ 44,904     $ 39,263      $ 43,129
Ratios with reductions for fees paid indirectly:
   Net expenses                                                      1.56%         1.68%       1.67%        1.58%         1.65%
   Net investment income                                             1.85%         3.81%       3.70%        4.31%         4.56%
Ratios with waiver of management fees and reduction for fees paid indirectly:
   Net expenses                                                      1.56%         1.68%       1.67%        1.57%         1.63%
   Net investment income                                             1.85%         3.81%       3.70%        4.32%         4.58%

(a)  Amount rounds to less than one cent per share.

(b) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

  +  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    19

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
CLASS B                                                        12/31/04 (b)    12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $  19.40      $  15.17     $  15.25     $  14.94     $  12.11
                                                                 --------      --------     --------     --------     --------
Increase from investment operations:
   Net investment income                                         $   0.19      $   0.51     $   0.43     $   0.54     $   0.52
   Net realized and unrealized gain on investments                   6.28          4.30         0.02         0.39         2.87
                                                                 --------      --------     --------     --------     --------
      Net increase from investment operations                    $   6.47      $   4.81     $   0.45     $   0.93     $   3.39
Distributions to shareowners:
   Net investment income                                            (0.22)        (0.58)       (0.53)       (0.62)       (0.43)
   Net realized gain                                                (1.33)           --           --           --           --
   Tax return of capital                                               --            --           --           --        (0.13)
                                                                 --------      --------     --------     --------     --------
Net increase (decrease) in net asset value                       $   4.92      $   4.23     $  (0.08)    $   0.31     $   2.83
                                                                 --------      --------     --------     --------     --------
Net asset value, end of period                                   $  24.32      $  19.40     $  15.17     $  15.25     $  14.94
                                                                 ========      ========     ========     ========     ========
Total return*                                                       34.20%        32.30%        2.84%        6.42%       28.50%
Ratio of net expenses to average net assets+                         2.37%         2.50%        2.40%        2.36%        2.39%
Ratio of net investment income to average net assets+                0.96%         2.98%        2.90%        3.50%        3.82%
Portfolio turnover rate                                                34%           36%          39%          37%          25%
Net assets, end of period (in thousands)                         $ 39,833      $ 37,325     $ 28,121     $ 30,699     $ 35,848
Ratios with reduction for fees paid indirectly:
   Net expenses                                                      2.37%         2.50%        2.40%        2.36%        2.39%
   Net investment income                                             0.96%         2.98%        2.90%        3.50%        3.82%
Ratios with waiver of management fees and reduction for fees paid indirectly:
   Net expenses                                                      2.37%         2.50%        2.40%        2.36%        2.38%
   Net investment income                                             0.96%         2.98%        2.90%        3.50%        3.83%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(b) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.

  +  Ratio with no reduction for fees paid indirectly.

20    The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
CLASS C                                                        12/31/04 (b)    12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $  19.42      $  15.20    $  15.28      $  14.96     $  12.12
                                                                 --------      --------    --------      --------     --------
Increase from investment operations:
   Net investment income                                         $   0.20      $   0.52    $   0.44      $   0.55     $   0.51
   Net realized and unrealized gain on investments                   6.29          4.31        0.00(a)       0.41         2.87
                                                                 --------      --------    --------      --------     --------
      Net increase from investment operations                    $   6.49      $   4.83    $   0.44      $   0.96     $   3.38
Distributions to shareowners:
   Net investment income                                            (0.23)        (0.61)      (0.52)        (0.64)       (0.42)
   Net realized gain                                                (1.33)           --          --            --           --
   Tax return of capital                                               --            --          --            --        (0.12)
                                                                 --------      --------    --------      --------     --------
Net increase (decrease) in net asset value                       $   4.93      $   4.22    $  (0.08)     $   0.32     $   2.84
                                                                 --------      --------    --------      --------     --------
Net asset value, end of period                                   $  24.35      $  19.42    $  15.20      $  15.28     $  14.96
                                                                 ========      ========    ========      ========     ========
Total return*                                                       34.27%        32.35%       2.79%         6.63%       28.42%
Ratio of net expenses to average net assets+                         2.34%         2.39%       2.46%         2.28%        2.40%
Ratio of net investment income to average net assets+                1.02%         3.20%       2.95%         3.57%        3.78%
Portfolio turnover rate                                                34%           36%         39%           37%          25%
Net assets, end of period (in thousands)                         $ 20,675      $ 14,686    $  7,429      $  6,136     $  6,276
Ratios with reduction for fees paid indirectly:
   Net expenses                                                      2.34%         2.39%       2.46%         2.28%        2.40%
   Net investment income                                             1.02%         3.20%       2.95%         3.57%        3.78%
Ratios with waiver of management fees and reduction for fees paid indirectly:
   Net expenses                                                      2.34%         2.39%       2.46%         2.27%        2.38%
   Net investment income                                             1.02%         3.20%       2.95%         3.58%        3.80%

(a)  Amount rounds to less than one cent per share.

(b) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

  +  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    21

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
CLASS Y                                                        12/31/04 (b)    12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $ 19.53       $ 15.27      $ 15.35      $ 15.01      $ 12.16
                                                                 -------       -------      -------      -------      -------
Increase from investment operations:
   Net investment income                                         $  0.50       $  0.76      $  0.66      $  0.63      $  0.72
   Net realized and unrealized gain on investments                  6.31          4.33         0.00(a)      0.52         2.84
                                                                 -------       -------      -------      -------      -------
      Net increase from investment operations                    $  6.81       $  5.09      $  0.66      $  1.15      $  3.56
Distributions to shareowners:
   Net investment income                                           (0.52)        (0.83)       (0.74)       (0.81)       (0.55)
   Net realized gain                                               (1.33)           --           --           --           --
   Tax return of capital                                              --            --           --           --        (0.16)
                                                                 -------       -------      -------      -------      -------
Net increase (decrease) in net asset value                       $  4.96       $  4.26      $ (0.08)     $  0.34      $  2.85
                                                                 -------       -------      -------      -------      -------
Net asset value, end of period                                   $ 24.49       $ 19.53      $ 15.27      $ 15.35      $ 15.01
                                                                 =======       =======      =======      =======      =======
Total return*                                                      35.97%        34.16%        4.21%        8.00%       29.99%
Ratio of net expenses to average net assets+                        1.01%         1.05%        1.10%        1.12%        1.02%
Ratio of net investment income to average net assets+               2.47%         4.47%        4.39%        4.36%        5.16%
Portfolio turnover rate                                               34%           36%          39%          37%          25%
Net assets, end of period (in thousands)                         $ 9,172       $ 4,984      $ 3,671      $ 2,349      $ 1,196
Ratios with reduction for fees paid indirectly:
   Net expenses                                                     1.01%         1.05%        1.10%        1.12%        1.02%
   Net investment income                                            2.47%         4.47%        4.39%        4.36%        5.16%
Ratios with waiver of management fees and reduction for fees paid indirectly:
   Net expenses                                                     1.01%         1.05%        1.10%        1.11%        1.02%
   Net investment income                                            2.47%         4.47%        4.39%        4.37%        5.16%

(a)  Amount rounds to less than one cent per share.

(b) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.

  +  Ratio with no reduction for fees paid indirectly.

22    The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

A.   SECURITY VALUATION

     Security transactions are recorded on trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

     each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to share-owners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------

     may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

     The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                              2004           2003
                           ------------   -----------
DISTRIBUTIONS PAID FROM:

Ordinary income*           $  3,660,098   $ 3,768,354
Long-term capital gain        6,736,994            --
                           ------------   -----------
                           $ 10,397,092   $ 3,768,354
                           ============   ===========

Return of capital                    --            --
                           ------------   -----------
Total                      $ 10,397,092   $ 3,768,354
                           ============   ===========

* Included in the Fund's distributions from 2004 ordinary income is $360,268 in excess of investment company taxable income, which, in accordance with applicable U.S. tax law, is taxable to share-owners as ordinary income distributions.

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

                                  2004
                              ------------
Other Temporary Differences   $    445,847
Unrealized appreciation         52,341,058
                              ------------
Total                         $ 52,786,905
                              ============

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

     At December 31, 2004, the Fund has reclassified $26,070 to decrease net accumulated realized loss on investments, $302,804 to increase undistributed net investment income and $328,874 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C.   FUND SHARES

     The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). PFD earned $126,649 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

D.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------

E.   SECURITIES LENDING

     The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.   REPURCHASE AGREEMENTS

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   MANAGEMENT AGREEMENT

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. Effective May 3, 2004, AEW Management and Advisors LP (AEW) became subadvisor to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

December 31, 2004, $113,213 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   TRANSFER AGENT

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $33,239 in transfer agent fees payable to PIMSS at December 31, 2004.

4.   DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $71,512 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $35,709 were paid to PFD.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   EXPENSE OFFSET ARRANGEMENTS

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $2,517 under such arrangements.

6.   LINE OF CREDIT FACILITY

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2004, the Fund had no borrowings under this agreement.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREOWNERS OF PIONEER REAL ESTATE SHARES:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Real Estate Shares (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and per form the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included con-firmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Real Estate Shares at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
SUMMARY OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of shareholder votes taken at a special shareholder meeting held on April 13, 2004.

1. TO APPROVE AMENDMENTS TO THE MANAGEMENT CONTRACT BETWEEN THE FUND AND PIONEER INVESTMENT MANAGEMENT, INC. ("PIM"), THE FUND'S INVESTMENT ADVISOR, AS DESCRIBED IN THE PROXY STATEMENT

                        NO. OF SHARES
                        -------------
Affirmative             3,780,240.783
Against                   146,968.741
Abstain                   255,559.525
                        -------------
TOTAL                   4,182,769.049
                        =============

2. TO APPROVE A SUB-ADVISORY AGREEMENT BETWEEN PIM, THE FUND'S INVESTMENT ADVISOR, AND AEW MANAGEMENT AND ADVISORS, L.P.

                        NO. OF SHARES
                        -------------
Affirmative             3,764,192.770
Against                   139,645.212
Abstain                   278,931.067
                        -------------
TOTAL                   4,182,769.049
                        =============

3.(A - I)   TO APPROVE AMENDMENTS TO YOUR PORTFOLIO'S FUNDAMENTAL INVESTMENT
            RESTRICTIONS ON:

                        NO. OF SHARES
                        -------------
(A) SENIOR SECURITIES

Affirmative             3,209,359.084
Against                   103,275.320
Abstain                   284,714.765
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(B) BORROWING

Affirmative             3,128,329.574
Against                    148,38.180
Abstain                   320,635.295
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(C) REAL ESTATE

Affirmative             3,211,621.963
Against                   106,746.262
Abstain                   278,980.824
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(D) LOANS

Affirmative             3,137,066.618
Against                   147,936.430
Abstain                   312,346.001
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
SUMMARY OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)                   (CONTINUED)
--------------------------------------------------------------------------------

                         NO. OF SHARES
                         -------------
(E) COMMODITIES

Affirmative             3,146,045.534
Against                   126,603.878
Abstain                   324,699.637
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(F) DIVERSIFICATION

Affirmative             3,146,333.510
Against                   110,922.387
Abstain                   340,093.152
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(G) ACTING AS UNDERWRITER

Affirmative             3,146,218.351
Against                   121,897.609
Abstain                   329,233.089
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(H) CONCENTRATION

Affirmative             3,160,282.824
Against                   104,259.750
Abstain                   332,806.475
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

(I) PLEDGING

Affirmative             3,128,577.392
Against                   138,910.814
Abstain                   329,860.843
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

4. TO APPROVE A POLICY ALLOWING PIM AND THE BOARD OF TRUSTEES TO APPOINT OR TERMINATE SUBADVISORS AND TO APPROVE AMENDMENTS TO SUBADVISORY AGREEMENTS WITHOUT SHAREHOLDER APPROVAL.

                        NO. OF SHARES
                        -------------

Affirmative             3,085,846.258
Against                   194,039.673
Abstain                   317,463.118
Broker Non-votes          585,420.000
                        -------------
TOTAL                   4,182,769.049
                        =============

 ** FUND TOTALS             SHARES

 Record Total           6,205,092.153
 Voted Shares           4,182,769.049
 Percent Present               67.409%

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Wilmer Cutler Pickering Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

PROXY VOTING POLICIES AND PROCEDURES OF THE FUND are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                              POSITIONS HELD                     PRINCIPAL OCCUPATION DURING PAST FIVE    OTHER DIRECTORSHIPS HELD
NAME AND AGE                  WITH THE FUND     TERM OF OFFICE   YEARS                                    BY THIS TRUSTEE
John F. Cogan, Jr. (78)*      Chairman of the   Serves until     Trustee and President. Deputy Chairman   Director of Harbor
                              Board, Trustee    successor        and a Director of Pioneer Global Asset   Global Company, Ltd.
                              and President     trustee is       Management S.p.A. ("PGAM");
                                                elected or       Non-Executive Chairman and a Director
                                                earlier          of Pioneer Investment Management USA
                                                retirement or    Inc. ("PIM-USA"); Chairman and a
                                                removal          Director of Pioneer; Director of
                                                                 Pioneer Alternative Investment
                                                                 Management Limited (Dublin); President
                                                                 and a Director of Pioneer Alternative
                                                                 Investment Management (Bermuda)
                                                                 Limited and affiliated funds;
                                                                 President and Director of Pioneer
                                                                 Funds Distributor, Inc. ("PFD");
                                                                 President of all of the Pioneer Funds;
                                                                 and Of Counsel (since 2000, partner
                                                                 prior to 2000), Wilmer Cutler
                                                                 Pickering Hale and Dorr LLP (counsel
                                                                 to PIM-USA and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**         Trustee and       Serves until     President and Chief Executive Officer,   None
                              Executive Vice    successor        PIM-USA since May 2003 (Director since
                              President         trustee is       January 2001); President and Director
                                                elected or       of Pioneer since May 2003; Chairman
                                                earlier          and Director of Pioneer Investment
                                                retirement or    Management Shareholder Services, Inc.
                                                removal          ("PIMSS") since May 2003; Executive
                                                                 Vice President of all of the Pioneer
                                                                 Funds since June 2003; Executive Vice
                                                                 President and Chief Operating Officer
                                                                 of PIM-USA, November 2000 to May 2003;
                                                                 Executive Vice President, Chief
                                                                 Financial Officer and Treasurer, John
                                                                 Hancock Advisers, L.L.C., Boston, MA,
                                                                 November 1999 to November 2000; Senior
                                                                 Vice President and Chief Financial
                                                                 Officer, John Hancock Advisers,
                                                                 L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------------------

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              POSITIONS HELD                     PRINCIPAL OCCUPATION DURING PAST FIVE    OTHER DIRECTORSHIPS HELD
NAME AND AGE                  WITH THE FUND     TERM OF OFFICE   YEARS                                    BY THIS TRUSTEE
David R. Bock** (61)          Trustee since     Serves until a   Senior Vice President and Chief          Director of The
3050 K. Street NW.            2005              successor        Financial Officer, I-trax, Inc.          Enterprise Social
Washington, DC 20007                            trustee is       (publicly traded health care services    Investment Company
                                                elected or       company)(2001- present); Managing        (privately-held
                                                earlier          Partner, Federal City Capital Advisors   affordable housing
                                                retirement or    (boutique merchant bank) (1995-2000;     finance company);
                                                removal.         2002 to 2004); Executive Vice            Director of New York
                                                                 President and Chief Financial Officer,   Mortgage Trust (publicly
                                                                 Pedestal Inc. (internet-based mortgage   traded mortgage REIT)
                                                                 trading company) (2000-2002)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)             Trustee since     Serves until     President, Bush International            Director of Brady
3509 Woodbine Street,         1997.             successor        (international financial advisory        Corporation (industrial
Chevy Chase, MD 20815                           trustee is       firm)                                    identification and
                                                elected or                                                specialty coated
                                                earlier                                                   material products
                                                retirement or                                             manufacturer),
                                                removal                                                   Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)     Trustee since     Serves until     Founding Director, The Winthrop Group,   None
1001 Sherbrooke Street        1995.             successor        Inc. (consulting firm); Professor of
West, Montreal, Quebec,                         trustee is       Management, Faculty of Management,
Canada H3A 1G5                                  elected or       McGill University
                                                earlier
                                                retirement or
                                                removal
----------------------------------------------------------------------------------------------------------------------------------

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              POSITIONS HELD                     PRINCIPAL OCCUPATION DURING PAST FIVE    OTHER DIRECTORSHIPS HELD
NAME AND AGE                  WITH THE FUND     TERM OF OFFICE   YEARS                                    BY THIS TRUSTEE
Marguerite A. Piret (56)      Trustee since     Serves until     President and Chief Executive Officer,   Director of New America
One Boston Place, 28th        1995.             successor        Newbury, Piret & Company, Inc.           High Income Fund, Inc.
Floor, Boston, MA 02108                         trustee is       (investment banking firm)                (closed-end investment
                                                elected or                                                company)
                                                earlier
                                                retirement or
                                                removal
----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)          Trustee since     Serves until     Senior Counsel, Sullivan & Cromwell      Director, The Swiss
125 Broad Street,             1995.             successor        (law firm)                               Helvetia Fund, Inc.
New York, NY 10004                              trustee is                                                (closed-end investment
                                                elected or                                                company) and AMVESCAP
                                                earlier                                                   PLC (investment
                                                retirement or                                             managers)
                                                removal
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)            Trustee since     Serves until     President, John Winthrop & Co., Inc.     None
One North Adgers Wharf,       1995.             successor        (private investment firm)
Charleston, SC 29401                            trustee is
                                                elected or
                                                earlier
                                                retirement or
                                                removal
----------------------------------------------------------------------------------------------------------------------------------

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              POSITIONS HELD                     PRINCIPAL OCCUPATION DURING PAST FIVE    OTHER DIRECTORSHIPS HELD
NAME AND AGE                  WITH THE FUND     TERM OF OFFICE   YEARS                                    BY THIS OFFICER
Dorothy E. Bourassa (57)      Secretary         Serves at the    Secretary of PIM-USA; Senior Vice        None
                                                discretion       President- Legal of Pioneer; and
                                                of the Board     Secretary/Clerk of most of PIM-USA's
                                                                 subsidiaries since October 2000;
                                                                 Secretary of all of the Pioneer Funds
                                                                 since September 2003 (Assistant
                                                                 Secretary from November 2000 to
                                                                 September 2003); and Senior Counsel,
                                                                 Assistant Vice President and Director
                                                                 of Compliance of PIM-USA from April
                                                                 1998 through October 2000
----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)    Assistant         Serves at the    Assistant Vice President and Senior      None
                              Secretary         discretion       Counsel of Pioneer since July 2002;
                                                of the Board     Vice President and Senior Counsel of
                                                                 BISYS Fund Services, Inc. (April 2001
                                                                 to June 2002); Senior Vice President
                                                                 and Deputy General Counsel of Funds
                                                                 Distributor, Inc. (July 2000 to April
                                                                 2001; Vice President and Associate
                                                                 General Counsel from July 1996 to July
                                                                 2000); Assistant Secretary of all
                                                                 Pioneer Funds since September 2003
----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)          Assistant         Serves at the    Partner, Wilmer Cutler Pickering Hale    None
                              Secretary         discretion       and Dorr LLP; Assistant Secretary of
                                                of the Board     all Pioneer Funds since September 2003
----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)             Treasurer         Serves at the    Vice President-Fund Accounting,          None
                                                discretion       Administration and Custody Services of
                                                of the Board     Pioneer; and Treasurer of all of the
                                                                 Pioneer Funds (Assistant Treasurer
                                                                 from June 1999 to November 2000)
----------------------------------------------------------------------------------------------------------------------------------

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              POSITIONS HELD                     PRINCIPAL OCCUPATION DURING PAST FIVE    OTHER DIRECTORSHIPS HELD
NAME AND AGE                  WITH THE FUND     TERM OF OFFICE   YEARS                                    BY THIS OFFICER
Mark E. Bradley (45)          Assistant         Serves at the    Deputy Treasurer of Pioneer since        None
                              Treasurer         discretion       2004; Treasurer and Senior Vice
                                                of the Board     President, CDC IXIS Asset Management
                                                                 Services from 2002 to 2003; Assistant
                                                                 Treasurer and Vice President, MFS
                                                                 Investment Management from 1997 to
                                                                 2002; and Assistant Treasurer of all
                                                                 of the Pioneer Funds since November
                                                                 2004
----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant         Serves at the    Assistant Vice President-Fund            None
                              Treasurer         discretion       Accounting, Administration and Custody
                                                of the Board     Services of Pioneer; and Assistant
                                                                 Treasurer of all of the Pioneer Funds
                                                                 since November 2000
----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant         Serves at the    Fund Accounting Manager-Fund             None
                              Treasurer         discretion       Accounting, Administration and Custody
                                                of the Board     Services of Pioneer; and Assistant
                                                                 Treasurer of all of the Pioneer Funds
                                                                 since May 2002
----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant         Serves at the    Fund Administration Manager-Fund         None
                              Treasurer         discretion       Accounting, Administration and Custody
                                                of the Board     Services since June 2003; Assistant
                                                                 Vice President-Mutual Fund Operations
                                                                 of State Street Corporation from June
                                                                 2002 to June 2003 (formerly Deutsche
                                                                 Bank Asset Management); Pioneer Fund
                                                                 Accounting, Administration and Custody
                                                                 Services (Fund Accounting Manager from
                                                                 August 1999 to May 2002, Fund
                                                                 Accounting Services Supervisor from
                                                                 1997 to July 1999); Assistant
                                                                 Treasurer of all Pioneer Funds since
                                                                 September 2003
----------------------------------------------------------------------------------------------------------------------------------

PIONEER REAL ESTATE SHARES

--------------------------------------------------------------------------------
FUND OFFICERS                                                        (CONTINUED)
--------------------------------------------------------------------------------

                              POSITIONS HELD                     PRINCIPAL OCCUPATION DURING PAST FIVE    OTHER DIRECTORSHIPS HELD
NAME AND AGE                  WITH THE FUND     TERM OF OFFICE   YEARS                                    BY THIS OFFICER
Martin J. Wolin (37)          Chief             Serves at the    Chief Compliance Officer of Pioneer      None
                              Compliance        discretion       (Director of Compliance and Senior
                              Officer           of the Board     Counsel from November 2000 to
                                                                 September 2004); Vice President and
                                                                 Associate General Counsel of UAM Fund
                                                                 Services, Inc. (mutual fund
                                                                 administration company) from February
                                                                 1998 to November 2000; and Chief
                                                                 Compliance Officer of all of the
                                                                 Pioneer Funds.
----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FACTFONE(SM)

This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Per formance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund per formance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-DAY REINSTATEMENT PRIVILEGE (FOR CLASS A AND CLASS B SHARES)

Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

INVESTOMATIC PLAN

An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAYROLL INVESTMENT PROGRAM (PIP)

This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

AUTOMATIC EXCHANGE PROGRAM

A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

DIRECT DEPOSIT

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The PROSPECTUS contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

TRADITIONAL IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

ROTH IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

EMPLOYER-SPONSORED PLANS

UNI-K PLAN*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

UNI-DB PLAN
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual Employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(K) PLAN*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA PLAN*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10,500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(B) PLAN*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

PROFIT SHARING PLAN
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

AGE-BASED PROFIT SHARING PLAN
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The PROSPECTUS contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a PROSPECTUS and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneer funds.com.

U.S. EQUITY
Pioneer Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
   Growth Fund
Pioneer Oak Ridge Small Cap
   Growth Fund
Pioneer Papp America-Pacific
   Rim Fund
Pioneer Papp Small and Mid Cap
   Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
   Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

ASSET ALLOCATION
Pioneer Ibbotson Moderate
   Allocation Fund
Pioneer Ibbotson Growth
   Allocation Fund
Pioneer Ibbotson Aggressive
   Allocation Fund

INTERNATIONAL/GLOBAL EQUITY
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

FIXED INCOME
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free
   Income Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

MONEY MARKET
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money
   Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                   1-800-225-6292

FACTFONE(SM)for automated fund yields, prices,
account information and transactions                1-800-225-4321

RETIREMENT PLANS INFORMATION                        1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)        1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

OUR TOLL-FREE FAX                                   1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                 www.pioneerfunds.com

PLEASE CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ CAREFULLY BEFORE YOU INVEST OR SEND MONEY. TO OBTAIN A PROSPECTUS AND FOR OTHER INFORMATION ON ANY PIONEER FUND, CALL 1-800-225-6292 OR VISIT OUR WEB SITE WWW.PIONEERFUNDS.COM.

[LOGO] PIONEER
       INVESTMENTS (R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pio neerfunds.com

16962-00-0205
(C)2005 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $25,100 in 2004 and approximately $29,300 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax services, including tax returns and tax advisory services, totaled approximately $7,000 in 2004 and approximately $48,200 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.


Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,000 in 2004 and $71,500 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date   March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  March 9, 2005

* Print the name and title of each signing officer under his or her signature.